Effects of One Percentage Point Change In Assumed Health Care Cost Trend Rates (Detail) $ in Millions	12 Months Ended
Dec. 31, 2016 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Effect on 2016 service and interest cost, Increase	$ 100
Effect on 2016 service and interest cost, Decrease	(81)
Effect on postretirement benefit obligation as of December 31, 2016, Increase	609
Effect on postretirement benefit obligation as of December 31, 2016, Decrease	$ (616)